Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest income
Interest and fees on loans	$ 24,103,281	$ 22,293,558
Interest on debt securities
Taxable	676,352	511,339
Tax-exempt	1,328,488	1,283,021
Dividends	172,473	138,362
Interest on federal funds sold and overnight deposits	160,355	21,834
Total interest income	26,440,949	24,248,114
Interest expense
Interest on deposits	2,355,847	2,025,713
Interest on borrowed funds	100,532	136,987
Interest on repurchase agreements	87,315	76,457
Interest on junior subordinated debentures	524,696	460,142
Total interest expense	3,068,390	2,699,299
Net interest income	23,372,559	21,548,815
Provision for loan losses	650,000	500,000
Net interest income after provision for loan losses	22,722,559	21,048,815
Non-interest income
Service fees	3,076,567	2,741,692
Income from sold loans	730,019	891,538
Other income from loans	846,392	839,269
Net realized gain on sale of securities AFS	3,384	0
Other income	928,030	1,029,400
Total non-interest income	5,584,392	5,501,899
Non-interest expense
Salaries and wages	6,772,373	7,051,820
Employee benefits	2,648,060	2,838,726
Occupancy expenses, net	2,549,455	2,466,628
Other expenses	7,196,435	6,785,350
Total non-interest expense	19,166,323	19,142,524
Income before income taxes	9,140,628	7,408,190
Income tax expense	2,909,330	1,923,912
Net income	$ 6,231,298	$ 5,484,278
Earnings per common share	$ 1.21	$ 1.07
Weighted average number of common shares used in computing earnings per share	5,084,102	5,024,270
Dividends declared per common share	$ 0.68	$ 0.64